Capital (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Schedule of Classes of Share Capital

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands			in $
Balance as of January 1, 2016	2,323	509,938	35,178,614	0.05

Capital increase by issuance of ordinary shares (BSA, BSPCE and free shares)	9	723	156,446	—

Non-cash stock based compensation expense	—	57,524	—	—

Balance as of December 31, 2016	2,332	568,185	35,335,060	0.05

Capital Increase	26		466,950
Exercise of share warrants, employee warrants and stock options	9	2,921	158,052
Non-cash stock based compensation expense		42,968
Other movements		(37)

Balance as of December 31, 2017	2,367	614,037	35,960,062	0.05

Capital Increase	379	178,230	6,146,000
Exercise of share warrants, employee warrants and stock options	19	7,751	324,007
Non-cash stock based compensation expense		28,507

Balance as of December 31, 2018	2,765	828,525	42,430,069	0.05

Schedule of Share Warrants and Non-employee Warrants

Date	Type	Number of options/warrants/ shares oustanding as of 01/01/2018	Number of options/warrants/ shares granted	Number of options/warrants/ shares vested/exercised	Number of options/warrants/ shares voided	Number of options/warrants/ shares oustanding as of 12/31/2018	Maximum of shares to be issued	Number of options/warrants/ shares exercisable as of 12/31/2018
02/28/2008	BSPCE D	1,867	—	1,867	—	—	—	—
07/27/2010	BSPCE E	19,702	—	—	—	19,702	20,464	19,702
05/18/2015	Free shares	15,600	—	—	—	15,600	15,600	—
03/24/2015	Stock Options	1,749,055	—	—	18,409	1,730,646	1,730,646	1,622,458
03/27/2015	BSA	180,000	—	—	50,000	130,000	130,000	130,000
05/18/2015	BSA	50,000	—	—	—	50,000	50,000	50,000
09/08/2015	BSA	274,200	—	—	50,000	224,200	224,200	224,200
09/08/2015	Stock Options	1,802,000	—	—	32,000	1,770,000	1,770,000	1,438,098
03/14/2016	BSA	187,200	—	—	40,175	147,025	147,025	98,017
03/14/2016	Stock Options	1,945,948	—	127,828	32,849	1,785,271	1,785,271	1,192,064
10/28/2016	BSA	148,000	—	—	—	148,000	148,000	98,667
10/28/2016	Stock Options	2,615,601	—	191,740	54,172	2,369,689	2,369,689	1,093,924
10/11/2017	BSA	240,000	—	—	40,000	200,000	200,000	66,667
10/11/2017	Stock Options	1,220,000	—	—	37,500	1,182,500	1,182,500	297,500
10/08/2018	Free shares	—	43,000	—	—	43,000	43,000	—
10/08/2018	Stock Options	—	100,000	—	—	100,000	100,000	—
	Total	10,449,173	143,000	321,435	355,105	9,915,633	9,916,395	6,331,296

Schedule of Information Relating to Subsidiaries that Reported Non-Controlling Interest

The following table summarizes the information relating to each of our subsidiaries that reported non-controlling interest (“NCI”):

	CALYXT
	2017	2018
	$ in thousands
Revenue	747	236
Net Profit (Loss)	(18,837)	(28,517)

Net Profit (Loss) attributable to NCI	(4,315)	(9,640)

Other comprehensive income	(5,856)	(5,373)
Total comprehensive income	(24,693)	(33,891)

Total comprehensive income attributable to NCI	(4,723)	(10,330)

Current assets	59,753	97,735
Non-current assets	2,072	4,539
Current liabilities	3,027	5,460
Non-current liabilities	—	826

Net assets	64,852	95,987

Net assets attributable to NCI	13,145	29,257